Revenue - Activities and Ending Reserve Balances for Each Significant Category of Discounts and Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Notes And Loans Receivable
Activities and reserve balance, beginning balance	$ 244,885	$ 100,503
Provision related to sales made in:
Current period	1,246,921	844,325
Prior period - increase (decrease)	3,830	3,807
Payments and customer credits issued	(1,219,991)	(703,750)
Activities and reserve balance, ending balance	275,645	244,885
Chargebacks and Discounts for Prompt Payment
Accounts Notes And Loans Receivable
Activities and reserve balance, beginning balance	73,953	42,677
Provision related to sales made in:
Current period	912,079	590,772
Prior period - increase (decrease)	(990)	(1,361)
Payments and customer credits issued	(874,264)	(558,135)
Activities and reserve balance, ending balance	110,778	73,953
Rebates
Accounts Notes And Loans Receivable
Activities and reserve balance, beginning balance	121,137	38,713
Provision related to sales made in:
Current period	189,309	143,370
Prior period - increase (decrease)	7,391	1,424
Payments and customer credits issued	(194,099)	(62,370)
Activities and reserve balance, ending balance	123,738	121,137
Other Fees, Co-pay Assistance and Returns
Accounts Notes And Loans Receivable
Activities and reserve balance, beginning balance	49,795	19,113
Provision related to sales made in:
Current period	145,533	110,183
Prior period - increase (decrease)	(2,571)	3,744
Payments and customer credits issued	(151,628)	(83,245)
Activities and reserve balance, ending balance	$ 41,129	$ 49,795